BASIC AND DILUTED NET LOSS PER SHARE - Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
AntidilutiveSecuritiesExcludedFromComputationOfEarningsPerShareAmount [Line Items]
AntidilutiveSecuritiesExcludedFromComputationOfEarningsPerShareAmount	978,917	4,490,908	11,424,555
Employee Stock Option And Employee Stock Purchase Plan Member
AntidilutiveSecuritiesExcludedFromComputationOfEarningsPerShareAmount [Line Items]
AntidilutiveSecuritiesExcludedFromComputationOfEarningsPerShareAmount	740,329	2,245,872	4,332,022
Restricted Stock Units (RSUs)
AntidilutiveSecuritiesExcludedFromComputationOfEarningsPerShareAmount [Line Items]
AntidilutiveSecuritiesExcludedFromComputationOfEarningsPerShareAmount	238,588	818,288	3,123,019
Convertible Debt Securities
AntidilutiveSecuritiesExcludedFromComputationOfEarningsPerShareAmount [Line Items]
AntidilutiveSecuritiesExcludedFromComputationOfEarningsPerShareAmount	0	1,426,748	3,969,514